CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Current Portion - Convertible Debt Related And Unrelated Parties
CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES

NOTE 13: CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES

The following is a summary of current portion - convertible debt - related and unrelated parties as of June 30, 2021 and December 31, 2020:

		June 30, 2021	December 31, 2020
Face value of notes – related party	(a)	$-	$95,000

Face value of notes – unrelated parties	(a)	68,077	98,077

Excess of the fair value of shares issuable over the face value of the convertible notes	(a)	17,007	48,257

		$85,084	$241,334

(a)	In connection with the reverse merger in July 2017, the Company and two stockholders, who had provided related party advances to the Company, agreed to exchange their related party advances for 6% Convertible Promissory Notes that were originally due on January 15, 2018 (the “Notes”) in the amount of $68,077. From August 2017 through November 2017, the Company issued additional notes to four different parties (two of which were related parties) in the principal amount of $100,000 ($70,000 to related parties). In January 2018, the holders of the Notes agreed to extend the maturity to April 30, 2018, and in April 2018, agreed to further extend the maturity of certain notes to June or July 2018. During the year ended December 31, 2018, the maturity of the notes were further extended to March 31, 2019 and then again to periods ranging from June 30, 2019 to December 31, 2019. The Notes bear simple interest at 6% unless the Company defaults, which increases the interest rate to 10%. The Holders, at their option, can elect to convert the principal plus any accrued interest, into shares of the Company’s common stock at a conversion rate equal to eighty percent (80%) of the average closing share price as quoted on the OTC Markets for the five (5) trading days prior to the date of conversion. There are two notes that had a maturity date of June 30, 2019, with the remaining notes having a maturity date of December 31, 2019. These notes had not been extended and were in default until June 30, 2021, when the note holders agreed to extend the debt until October 31, 2021, with no other changes to the notes. The Company has classified these notes as current liabilities. The Company had accrued the default interest on the two notes from July 1, 2019 through March 4, 2021. On March 5, 2021, the Company converted $156,250 in convertible notes which includes the excess of the fair value of shares issuable over the face value of the convertible notes along with $31,046 in accrued interest into 187,296 shares of common stock.

During the year ended December 31, 2018, the Company received additional proceeds from a related party of $25,000 (from Dharam V. Sikka, father of CEO) pursuant to a convertible note payable issued in May 2018, with the same interest rate and conversion terms as the Notes described above, initially maturing on December 31, 2018, which has been extended to March 31, 2019 and then again to December 31, 2019. Because the Notes are convertible into a variable number of shares of common stock based on a fixed dollar amount, in accordance with ASC Topic 480-10-50-2, the notes are recorded at the fair value of the shares issuable upon conversion. The excess of the fair value of shares issuable over the face value of the Notes is recorded as a discount to the note to be amortized into interest expense over the term of the note.

Interest expense on these notes for the six months ended June 30, 2021 and 2020 are $5,499 and $9,627, respectively.

The Company has calculated the stock-settled liability in accordance with ASC 835-30 which establishes the monetary value at settlement of these instruments at fair value.

NOTE 11: CURRENT PORTION - CONVERTIBLE DEBT – RELATED AND UNRELATED PARTIES

The following is a summary of current portion - convertible debt - related and unrelated parties as of December 31, 2020 and December 31, 2019:

		December 31, 2020	December 31, 2019
Face value of notes – related party	(a)	$95,000	$95,000

Face value of notes – unrelated parties	(a)	98,077	98,077

Excess of the fair value of shares issuable over the face value of the convertible notes	(a)	48,257	48,257

		$241,334	$241,334

(a)	In connection with the reverse merger in July 2017, the Company and two stockholders, who had provided related party advances to the Company, agreed to exchange their related party advances for 6% Convertible Promissory Notes that were originally due on January 15, 2018 (the “Notes”) in the amount of $68,077. From August 2017 through November 2017, the Company issued additional notes to four different parties (two of which were related parties) in the principal amount of $100,000 ($70,000 to related parties). In January 2018, the holders of the Notes agreed to extend the maturity to April 30, 2018, and in April 2018, agreed to further extend the maturity of certain notes to June or July 2018. During the year ended December 31, 2018, the maturity of the notes were further extended to March 31, 2019 and then again to periods ranging from June 30, 2019 to December 31, 2019. The Notes bear simple interest at 6% unless the Company defaults, which increases the interest rate to 10%. The Holders, at their option, can elect to convert the principal plus any accrued interest, into shares of the Company’s common stock at a conversion rate equal to eighty percent (80%) of the average closing share price as quoted on the OTC Markets for the five (5) trading days prior to the date of conversion. There are two notes that had a maturity date of June 30, 2019, with the remaining notes having a maturity date of December 31, 2019. These notes have not been extended and are currently in default. The Company has classified these notes as current liabilities. The Company has accrued the default interest on the two notes from July 1, 2019 through December 31, 2020.

During the year ended December 31, 2018, the Company received additional proceeds from a related party of $25,000 (from Dharam V. Sikka, father of CEO) pursuant to a convertible note payable issued in May 2018, with the same interest rate and conversion terms as the Notes described above, initially maturing on December 31, 2018, which has been extended to March 31, 2019 and then again to December 31, 2019. Because the Notes are convertible into a variable number of shares of common stock based on a fixed dollar amount, in accordance with ASC Topic 480-10-50-2, the notes are recorded at the fair value of the shares issuable upon conversion. The excess of the fair value of shares issuable over the face value of the Notes is recorded as a discount to the note to be amortized into interest expense over the term of the note.

Interest expense on these notes for the years ended December 31, 2020 and 2019 are $19,361 and $12,957, respectively.

The Company has calculated the stock-settled liability in accordance with ASC 835-30 which establishes the monetary value at settlement of these instruments at fair value.